Revenue	6 Months Ended
Jun. 30, 2019
Revenue Recognition and Deferred Revenue [Abstract]
Revenue:

17.        Revenue:

The following table disaggregates the Company’s revenue by type of contract (voyage charter, time /pool charter, service revenues) and per reportable segments:

	Drybulk segment		Tanker segment		Gas carrier segment		Tanker Pool Operations segment	Consolidated
	Six-month period ended June 30,		Six-month period ended June 30,		Six-month period ended June 30,		From June 7 to June 30,	Six-month period ended June 30,
	2018	2019	2018	2019	2018	2019	2019	2018	2019
Voyage charter revenues	$689	$-	$17,889	$41,523	$-	$-	$-	$18,578	$41,523
Time / Pool charter revenues	44,640	36,245	3,258	3,258	20,883	-	1,298	68,781	40,801
Service revenues	-	-	-	-	-	-	1,251	-	1,251
Total Revenues	$45,329	$36,245	$21,147	$44,781	$20,883	$-	$2,549	$87,359	$83,575

Trade Accounts Receivable and Contract Balances

Accounts receivable are recorded when the right to consideration becomes unconditional. The increase/(decrease) of accounts receivables were in general due to normal timing differences between the Company’s performance and the customers’ payments.

Trade Accounts Receivable and Contract Balances - continued

The Company capitalizes any voyage expenses as deferred contract costs incurred during the period between the later of the charter party date or the last discharge and the delivery or the loading date depending on the type of contract (time and voyage charter agreements, respectively). These contract assets are amortized over the duration of the charter or voyage period on a straight line basis and are included in “Voyage expenses”. As of June 30, 2019, deferred contract costs consists of unamortized bunker expenses and port dues of ongoing time and voyage charter agreements. The Company records deferred revenues (contract liabilities) mainly when cash payments are received in advance of its performance, including amounts which are refundable.During the six-month periods ended June 30, 2018 and 2019, the Company recognized as revenues the total amount of deferred revenues outstanding as of December 31, 2017 and 2018, respectively, amounting to $865 and $1,776, respectively. As of June 30, 2019, deferred revenue consists mainly of one-month cash advances relating to ongoing time charter agreements and unamortized capitalized ballast bonuses. The Company’s trade accounts receivable, deferred contract costs and contract liabilities consist of the following:

	December 31, 2018	June 30, 2019
Trade Accounts Receivable, net of allowance for doubtful receivables	$13,713	$12,236
Deferred Contract Costs (Note 5)	496	721
Deferred Revenue	$1,776	$1,311

Practical Expedients and Exemptions

The Company generally expenses commissions when incurred because the amortization period would have been one year or less. These costs are recorded within voyage expenses. The Company does not disclose the value of unsatisfied performance obligations for contracts with an original expected length of one year or less, in accordance with the optional exception in ASC 606. The Company does not separately disclose the lease and non-lease component, in accordance with the ASC 842 practical expedient.